Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	$ 4,666	$ 4,643
Current liabilities - compensation and benefits	(3,310)	(3,644)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(17,002)	(16,720)
Pension Plans | U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	2,069	2,092
Current liabilities - compensation and benefits	(120)	(120)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,548)	(1,722)
Funded Status	401	250
Pension Plans | Non-U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	2,597	2,551
Current liabilities - compensation and benefits	(302)	(323)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(11,306)	(10,541)
Funded Status	(9,012)	(8,312)
Nonpension Postretirement Plans | U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(340)	(353)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(3,542)	(3,812)
Funded Status	(3,882)	(4,165)
Nonpension Postretirement Plans | Non-U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(36)	(17)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(605)	(646)
Funded Status	$ (640)	$ (663)